Revenue	6 Months Ended
Jun. 30, 2021
Revenue
Revenue

Note R — Revenue

Based on the specific analysis of its contracts, the Company has determined that its contracts are subject to revenue recognition in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company’s revenues are derived from the design and sales of components for spacecraft and satellites and the performance of engineering, modeling and simulation services related to spacecraft design and mission execution. Each promised good or service within a contract is accounted for separately under the guidance of ASC 606 if they are distinct. Promised goods or services not meeting the criteria for being a distinct performance obligation are bundled into a single performance obligation with other goods or services that together meet the criteria for being distinct. The appropriate allocation of the transaction price and recognition of revenue is then applied for the bundled performance obligation. The Company has concluded that its service contracts generally contain a single performance obligation given the interrelated nature of the activities within the contract to which the transaction price is assigned and for which revenue is recognized over time.

The Company engages in long-term contracts for production and service activities and recognizes revenue for performance obligations over time. These long-term contracts involve the design, development, manufacture, or modification of components for spacecraft and satellites. Revenue is recognized over time (versus point in time recognition), as the Company’s performance creates an asset with no alternative use to the Company and the Company has an enforceable right to payment for performance completed to date, and the customer receives the benefit as the Company builds the asset. The Company considers the nature of these contracts and the types of products and services provided when determining the proper accounting for a particular contract. These contracts include both fixed-price and cost reimbursable contracts. The Company’s cost reimbursable contracts typically include cost-plus fixed fee and time and material (“T&M”) contracts.

Revenues by customer grouping are as follows:

	Successor		Predecessor
	Six month period	Period from	Period from
	ended June 30,	February 10, 2020 to	January 1, 2020
	2021	June 30, 2020	to June 21, 2020
Civil space	$30,850	$1,531	$15,844
National security	15,780	1,629	684
Commercial and other	17,216	2,011	123
Total revenues	$63,846	$5,171	$16,651

Contract Balances

Contract balances result from the timing of revenue recognized, billings and cash collections, and the generation of contract assets and liabilities.

Contract assets represent revenue recognized in excess of amounts invoiced to the customer and the right to payment is not subject to the passage of time. Contract liabilities are presented as deferred revenue on the Company’s condensed consolidated balance sheets and consist of deferred product revenue, billings in excess of revenues, deferred service revenue, and customer advances. Deferred product revenue represents amounts that have been invoiced to customers but are not yet recognizable as revenue because the Company has not satisfied its performance obligations under the contract. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues.

Contract asset balances on the Company’s condensed consolidated balance sheets were $9,363 thousand as of June 30, 2021, compared to $4,172 thousand as of December 31, 2020. The increase in contract assets was primarily driven by growth in revenue recognized and timing of billable milestones occurring during the Successor 2021 Period ended June 30, 2021, and also by the acquisitions of Oakman and DPSS compared to December 31, 2020 before they were acquired.

Contract liability balances included in deferred revenue on the Company’s condensed consolidated balance sheets were $15,225 thousand as of June 30, 2021, compared to $15,665 thousand as of December 31, 2020. The decrease in contract liabilities was related to timing of billable milestones occurring during the Successor 2021 Period, partially offset by an increase related to the acquisitions of Oakman and DPSS during the Successor 2021 Period ending June 30, 2021, compared to December 31, 2020 before they were acquired. Revenue recognized in the Successor 2021 Period that was included in the contract liability balance as of December 31, 2020 was $11,423 thousand.

Remaining Performance Obligations

The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders. The definition of remaining performance obligations excludes those contracts accounted for under the “right to invoice” practical expedient. As of June 30, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $122,436 thousand. The Company expects to recognize approximately 78% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.

Geographic Information and Significant Customers

The Company has customers located in the United States, Luxembourg, Germany, and South Korea.

Revenues based on the geographic location of the Company’s customers are as follows:

	Successor		Predecessor
			Period from
		Period from	January 1,
	Six months	February 10, 2020 to	2020
	period ended	June 30,	to June 21,
	June 30, 2021	2020	2020
U.S.	$61,838	$5,004	$15,856
Luxembourg	1,915	51	795
Germany	17	—	—
Japan	—	10	—
South Korea	76	32	—
Poland	—	74	—
Total revenues	$63,846	$5,171	$16,651

The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues are as follows:

	Successor		Predecessor
			Period from
		Period from	January 1,
	Six months	February 10, 2020 to	2020
	period ended	June 30,	to June 21,
	June 30, 2021	2020	2020
Air Force Research Laboratory	$6,545	$—	$—
Boeing	9,049	—	—
Lockheed Martin	—	1,291	—
Loral	—	551	—

NASA	19,057	1,282	15,020
	$34,651	$3,124	$15,020